Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Expense [line items]
Impairment charge on intangible assets	₨ 1,701	₨ 1,816	₨ 0
Gain on sale of immovable properties	₨ (2,357)